Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
December 31, 2024
F25-NPRT3-0325
1.811340.120
Bond Funds - 44.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	15,051,295	145,395,506
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	260,501,387	1,919,895,222
Fidelity Series Emerging Markets Debt Fund (b)	12,959,119	102,377,040
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,606,178	30,832,818
Fidelity Series Floating Rate High Income Fund (b)	2,049,564	18,446,074
Fidelity Series High Income Fund (b)	12,831,591	110,480,000
Fidelity Series International Credit Fund (b)	2,000,938	16,507,735
Fidelity Series International Developed Markets Bond Index Fund (b)	113,371,694	984,066,307
Fidelity Series Investment Grade Bond Fund (b)	501,731,486	4,957,107,079
Fidelity Series Long-Term Treasury Bond Index Fund (b)	134,895,896	716,297,210
Fidelity Series Real Estate Income Fund (b)	2,048,528	20,116,546
TOTAL BOND FUNDS (Cost $10,666,041,604)		9,021,521,537

Domestic Equity Funds - 31.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	18,244,915	228,426,335
Fidelity Series Blue Chip Growth Fund (b)	32,475,773	644,319,344
Fidelity Series Commodity Strategy Fund (b)	471,770	40,647,723
Fidelity Series Growth Company Fund (b)	48,904,340	1,172,237,019
Fidelity Series Intrinsic Opportunities Fund (b)	18,151,620	192,951,725
Fidelity Series Large Cap Stock Fund (b)	50,176,518	1,151,551,084
Fidelity Series Large Cap Value Index Fund (b)	21,342,889	348,102,523
Fidelity Series Opportunistic Insights Fund (b)	29,003,044	701,583,626
Fidelity Series Small Cap Core Fund (b)	3,123,129	38,133,403
Fidelity Series Small Cap Discovery Fund (b)	9,967,886	108,450,602
Fidelity Series Small Cap Opportunities Fund (b)	17,957,083	262,712,129
Fidelity Series Stock Selector Large Cap Value Fund (b)	56,720,476	777,070,520
Fidelity Series Value Discovery Fund (b)	45,990,444	712,851,886
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,829,372,576)		6,379,037,919

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	21,852,459	342,646,556
Fidelity Series Emerging Markets Fund (b)	37,055,811	321,644,436
Fidelity Series Emerging Markets Opportunities Fund (b)	70,378,764	1,289,338,950
Fidelity Series International Growth Fund (b)	49,988,857	871,305,772
Fidelity Series International Small Cap Fund (b)	17,113,773	277,243,122
Fidelity Series International Value Fund (b)	73,608,618	877,414,727
Fidelity Series Overseas Fund (b)	65,216,086	876,504,196
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,602,821,539)		4,856,097,759

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	100,000	99,835
US Treasury Bills 0% 1/2/2025	4.52 to 4.55	1,620,000	1,620,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	28,000,000	27,930,669
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	21,740,000	21,668,474
US Treasury Bills 0% 1/9/2025 (d)	4.58	1,070,000	1,069,124
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	610,000	607,496
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,981,792)			52,995,598

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $21,263,422)	4.36	21,259,170	21,263,422

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,172,480,933)	20,330,916,235
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,141,172
NET ASSETS - 100.0%	20,336,057,407

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,577	Mar 2025	178,792,375	(5,925,875)	(5,925,875)
ICE MSCI Emerging Markets Index Contracts (United States)	4,714	Mar 2025	253,094,660	(8,767,594)	(8,767,594)

TOTAL EQUITY CONTRACTS					(14,693,469)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,079	Mar 2025	552,341,250	(4,837,502)	(4,837,502)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	883	Mar 2025	93,867,039	(366,818)	(366,818)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,647	Mar 2025	187,500,656	(4,689,978)	(4,689,978)

TOTAL INTEREST RATE CONTRACTS					(9,894,298)

TOTAL PURCHASED					(24,587,767)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,266	Mar 2025	375,732,975	12,198,084	12,198,084

TOTAL FUTURES CONTRACTS					(12,389,683)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,969,093.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,458,078	415,017,627	425,212,020	1,143,584	(108)	(155)	21,263,422	21,259,170	0.0%
Total	31,458,078	415,017,627	425,212,020	1,143,584	(108)	(155)	21,263,422	21,259,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,692,008	158,698,830	15,159,278	2,724,699	43,153	(879,207)	145,395,506	15,051,295
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,058,999,380	236,390,929	316,520,388	68,471,588	(8,051,270)	(50,923,429)	1,919,895,222	260,501,387
Fidelity Series All-Sector Equity Fund	241,809,784	17,193,391	44,891,902	15,008,422	7,961,870	6,353,192	228,426,335	18,244,915
Fidelity Series Blue Chip Growth Fund	667,619,859	112,496,622	202,735,641	60,038,262	46,766,559	20,171,945	644,319,344	32,475,773
Fidelity Series Canada Fund	388,053,005	24,545,382	80,541,368	10,256,370	23,481,350	(12,891,813)	342,646,556	21,852,459
Fidelity Series Commodity Strategy Fund	147,008,902	51,541,281	150,616,514	5,158,960	(85,021,919)	77,735,973	40,647,723	471,770
Fidelity Series Emerging Markets Debt Fund	115,561,009	4,903,324	18,810,723	4,592,996	(3,647,429)	4,370,859	102,377,040	12,959,119
Fidelity Series Emerging Markets Debt Local Currency Fund	36,082,510	1,439,293	5,215,122	1,432,233	(513,036)	(960,827)	30,832,818	3,606,178
Fidelity Series Emerging Markets Fund	419,931,223	12,507,665	112,591,315	8,934,011	5,258,215	(3,461,352)	321,644,436	37,055,811
Fidelity Series Emerging Markets Opportunities Fund	1,685,218,503	27,184,968	483,009,380	26,708,357	60,326,620	(381,761)	1,289,338,950	70,378,764
Fidelity Series Floating Rate High Income Fund	20,617,265	1,351,275	3,407,482	1,344,281	(176,581)	61,597	18,446,074	2,049,564
Fidelity Series Government Money Market Fund	493,965	22,390,950	22,884,915	228,910	-	-	-	-
Fidelity Series Growth Company Fund	1,244,513,500	227,020,967	379,139,415	138,603,322	81,815,746	(1,973,779)	1,172,237,019	48,904,340
Fidelity Series High Income Fund	114,645,308	14,618,399	20,702,110	5,687,426	(520,453)	2,438,856	110,480,000	12,831,591
Fidelity Series International Credit Fund	16,145,219	786,274	613,454	786,274	38,886	150,810	16,507,735	2,000,938
Fidelity Series International Developed Markets Bond Index Fund	877,490,914	255,598,118	140,151,321	32,918,542	(2,792,040)	(6,079,364)	984,066,307	113,371,694
Fidelity Series International Growth Fund	1,095,888,441	87,707,983	254,801,857	36,276,501	84,078,158	(141,566,953)	871,305,772	49,988,857
Fidelity Series International Small Cap Fund	341,930,273	26,496,170	71,303,754	26,292,428	19,342,322	(39,221,889)	277,243,122	17,113,773
Fidelity Series International Value Fund	1,101,130,932	59,028,894	239,477,245	39,712,127	65,192,997	(108,460,851)	877,414,727	73,608,618
Fidelity Series Intrinsic Opportunities Fund	234,293,716	31,126,587	50,659,028	24,006,636	3,853,896	(25,663,446)	192,951,725	18,151,620
Fidelity Series Investment Grade Bond Fund	5,592,176,543	336,704,916	942,129,718	175,282,882	(45,761,069)	16,116,407	4,957,107,079	501,731,486
Fidelity Series Large Cap Stock Fund	1,172,058,300	163,581,795	242,549,733	91,585,748	55,719,091	2,741,631	1,151,551,084	50,176,518
Fidelity Series Large Cap Value Index Fund	368,120,979	53,404,524	81,864,171	10,222,935	16,968,235	(8,527,044)	348,102,523	21,342,889
Fidelity Series Long-Term Treasury Bond Index Fund	1,014,525,395	45,272,104	298,509,311	22,380,172	(102,431,670)	57,440,692	716,297,210	134,895,896
Fidelity Series Opportunistic Insights Fund	742,428,811	91,290,019	191,171,311	44,865,717	51,216,262	7,819,845	701,583,626	29,003,044
Fidelity Series Overseas Fund	1,098,829,575	46,394,744	230,737,403	19,555,598	62,029,173	(100,011,893)	876,504,196	65,216,086
Fidelity Series Real Estate Income Fund	22,137,183	1,110,049	3,480,424	1,102,323	13,776	335,962	20,116,546	2,048,528
Fidelity Series Short-Term Credit Fund	111,397	-	110,832	128	2,892	(3,457)	-	-
Fidelity Series Small Cap Core Fund	32,280,262	9,988,595	4,921,927	465,599	414,212	372,261	38,133,403	3,123,129
Fidelity Series Small Cap Discovery Fund	102,384,829	43,773,125	22,358,479	10,141,013	1,114,305	(16,463,178)	108,450,602	9,967,886
Fidelity Series Small Cap Opportunities Fund	344,726,635	59,965,715	131,937,363	27,806,126	25,696,880	(35,739,738)	262,712,129	17,957,083
Fidelity Series Stock Selector Large Cap Value Fund	820,810,952	173,452,282	205,615,132	72,362,824	35,297,510	(46,875,092)	777,070,520	56,720,476
Fidelity Series Value Discovery Fund	734,326,657	171,187,658	180,655,409	28,031,822	15,518,979	(27,525,999)	712,851,886	45,990,444
	22,855,043,234	2,569,152,828	5,149,273,425	1,012,985,232	413,235,620	(431,501,042)	20,256,657,215	1,748,791,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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